Kaizen Hedged Premium Spreads Fund
Class A (Ticker Symbol: KZSAX)
Class C (Ticker Symbol: KZSCX)
Class I (Ticker Symbol: KZSIX)
A series of Investment Managers Series Trust II

Supplement Dated March 29, 2016 to the Summary Prospectus, Prospectus and
Statement of Additional Information dated June 29, 2015, as supplemented December 31, 2015

Effective April 1, 2016, Kaizen Advisory, LLC (the “Advisor”) has lowered its annual advisory fee from 1.45% to 1.10% of the Kaizen Hedged Premium Spreads Fund’s (the “Fund”) average daily net assets for services it provides to the Fund. In addition, the Advisor has agreed to reduce the limit on total annual fund operating expenses, excluding certain expenses described below, by 0.35%, to 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively.

Accordingly, the Fees and Expense of the Fund table and the Example beginning on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	1.00%[1]	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fees of up to 0.15%)[2]	0.41%	0.41%	0.41%
Total annual fund operating expenses	1.76%	2.51%	1.51%
Fees waived and/or expenses reimbursed[3]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.75%	2.50%	1.50%

[1]	Class C Shares of the Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A Shares	$718	$1,073
Class C Shares	$356	$781
Class I Shares	$153	$476

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years
Class C Shares	$253	$781

The second paragraph under the heading “MANAGEMENT OF THE FUND – The Advisor” on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Pursuant to the Advisory Agreement, the Fund pays the Advisor an annual advisory fee of 1.10% of the Fund’s average daily net assets for services and facilities it provides, on a monthly basis. Prior to April 1, 2016, the Advisor received a fee of 1.45%, as a percentage of the Fund’s average daily net assets.

The second and third paragraph under the heading “MANAGEMENT OF THE FUND – Fund Expenses” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Effective April 1, 2016, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of the Class A, Class C and Class I Shares respectively. This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to April 1, 2016, the Advisor limited expenses to 2.10%, 2.85% and 1.85% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three full years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts and no reimbursement may cause the total operating expenses paid by the Fund in a fiscal year to exceed the applicable limitation on Fund expenses. The Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or Fund expenses.

The second and third paragraph under the heading “MANAGEMENT OF THE FUND – Fund Expenses” beginning on page 17 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Effective April 1, 2016, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until March 31, 2017, and it may be terminated before that date only by the Board of Trustees. Prior to April 1, 2016, the Advisor limited expenses to 2.10%, 2.85% and 1.85% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three full fiscal years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. The Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or Fund expenses.

Please retain this Supplement with your records.